STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIENCY) (Parenthetical) (USD $)	17 Months Ended	12 Months Ended
	Dec. 31, 2006	Dec. 31, 2008 COMMON STOCK	Dec. 31, 2010 PREFERRED STOCK
Issuance of common shares to founders, per share	$ 0.0001
Stock issuance costs		$ 141,646	$ 1,299,770